Biological assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reconciliation of changes in biological assets [abstract]
Disclosure of detailed information about biological assets [text block]
The movement of current biological assets is detailed as follows:

ThCh$
As of January 1 2016
Historic cost	7,633,340
Book Value	7,633,340

As of December 31, 2016
Acquisitions	19,611,307
Decreases due to harvesting	(19,296,268)
Book Value	7,948,379

As of December 31, 2016
Historic cost	7,948,379
Book Value	7,948,379

As of December 31, 2017
Acquisitions	18,440,177
Decreases due to harvesting	(18,230,868)
Book Value	8,157,688

As of December 31, 2017
Historic cost	8,157,688
Book Value	8,157,688